Asset Retirement Obligations (table)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations Table
The following table provides a summary of changes in asset retirement obligations:

	Year Ended December 31,
thousands	2013	2012
Carrying amount of asset retirement obligations at beginning of year	$66,723	$64,345
Liabilities incurred	14,143	9,414
Liabilities settled	(1,943)	(786)
Accretion expense	4,326	4,270
Revisions in estimated liabilities	(5,214)	(10,520)
Carrying amount of asset retirement obligations at end of year	$78,035	$66,723